Cover Page	6 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Central Index Key	0000929351
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7812
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
Amendment Description	This Amendment No. 3 (the “Amendment”) to the joint registration statement on Form S-4 of Lionsgate Studios Holding Corp., a British Columbia corporation (“New Lionsgate”), and Lions Gate Entertainment Corp., a British Columbia corporation (“Lionsgate”) (the “Registration Statement”), of which this joint proxy statement/prospectus forms a part, is being filed as an amendment to the registration statement, which was filed initially with the Securities and Exchange Commission (the “SEC”) on October 15, 2024 (the “Original Filing”) and amended on November 27, 2024 and December 31, 2024 by Amendment No. 1 to the Registration Statement and Amendment No. 2 to the Registration Statement, respectively, by 1504834 B.C. Ltd. (f/k/a Lionsgate Studios Holding Corp.) (the “Prior Co-Registrant”) and Lionsgate. In connection with this Amendment, Lionsgate has determined that the Prior Co-Registrant, a shell corporation that was initially formed for purposes of the transactions described herein, will not be utilized and a new shell corporation has been formed with the same name as the original name of the Prior Co-Registrant, “Lionsgate Studios Holding Corp.”, and has replaced the Prior Co-Registrant in this Registration Statement. All uses of “Lionsgate Studios Holding Corp.” and “New Lionsgate” in this Registration Statement refer to the new co-registrant and the structure of the transactions described in this Amendment otherwise remain unchanged.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Bruce Tobey
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	877
Local Phone Number	848-3866
LIONSGATE STUDIOS
Document Information [Line Items]
Entity Registrant Name	LIONSGATE STUDIOS HOLDING CORP.
Entity Central Index Key	0002040106
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7812
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8